Prepaid and Deposits	12 Months Ended
Dec. 31, 2025
Prepaid and Deposits [abstract]
PREPAID AND DEPOSITS
11.	PREPAID AND DEPOSITS

	As at December 31,
	2025	2024
Insurance	$1,144	$615
Debt issuance cost	599	-
Advances to suppliers	1,115	178
Other prepaids	80	281
	$2,938	$1,074